Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 9 — Income Taxes

Income tax expense increased from $30,000 during the three months ended March 31, 2012 to $2.9 million for the three months ended March 31, 2013. This increase was partially due to the increase in our income before income taxes, which increased from $2.2 million during the three months ended March 31, 2012 to $7.5 million during the three months ended March 31, 2013.  During the third quarter of 2008, we established a valuation allowance against our net deferred tax assets. That valuation allowance effectively resulted in no income tax expense being recognized during the three months ended March 31, 2012 other than state income taxes for states in which separate company returns are filed.  During the fourth quarter of 2012, we released the valuation allowance against our net deferred tax assets. Therefore, income tax expense is recognized on the statement of income during the three months ended March 31, 2013 at an effective rate of 38.7% of pretax book income.

As of March 31, 2013, net deferred tax assets totaled $15.3 million, which, in the judgment of management, will more-likely-than-not be fully realized. The largest components of the deferred tax asset are associated with the allowance for loan losses and basis adjustments on real estate owned. We are largely relying on earnings generated in the current year and forecasted earnings in future years in making the determination that we will more-likely-than-not realize our deferred tax asset.

13)      Income Taxes

The provision (benefit) for income taxes for the year ended December 31, 2012, 2011 and 2010 consists of the following:

	Years ended December 31,
	2012	2011	2010
	(In Thousands)
Current:
Federal	$4,256	1,216	30
State	435	81	22
	4,691	1,297	52
Deferred:
Federal	(12,664)	(590)	—
State	(4,231)	(145)	—
	(16,895)	(735)	—
Total	$(12,204)	562	52

The income tax provisions differ from that computed at the Federal statutory corporate tax rate for the years ended December 31, 2012, 2011 and 2010 as follows:

	Years ended December 31,
	2012	2011	2010
	(Dollars In Thousands)

Income (loss) before income taxes	$22,710	(6,911)	(1,802)
Tax at Federal statutory rate (35%)	7,949	(2,419)	(631)
Add (deduct) effect of:
State income taxes net of Federal income tax benefit (expense)	(2,467)	(41)	14
Cash surrender value of life insurance	(375)	(393)	(398)
Non-deductible ESOP and stock option expense	103	119	168
Tax-exempt interest income	(185)	(254)	(294)
Reversal of federal valuation allowance on deferred taxes	(17,008)	2,921	1,281
Intra-period tax allocation between other comprehensive income and loss from operations	—	(591)	—
Increase in tax exposure reserve	(184)	1,216	—
Other	(37)	4	(88)
Income tax provision (benefit)	(12,204)	562	52
Effective tax rate	(53.7)%	(8.1)%	(2.9)%

Deferred tax asset valuation allowances originally established in 2008 were fully reversed at December 31, 2012.  Under generally accepted accounting principles, a valuation allowance is required to be recognized if it is “more likely than not” that a deferred tax asset will not be realized.  The determination of the realizability of the deferred tax assets is highly subjective and dependent upon judgment concerning management’s evaluation of both positive and negative evidence, the forecasts of future income, applicable tax planning strategies, and assessments of current and future economic and business conditions. Examples of positive evidence may include the existence of taxes paid in available carry back years as well as the probability that taxable income will be generated in future periods, while examples of negative evidence may include the cumulative losses in the current year and prior two years and general business and economic trends.  In addition, general uncertainty surrounding future economic and business conditions increased the potential volatility and uncertainty of projected earnings.  At both December 31, 2011 and 2010, the Company determined a valuation allowance was necessary, largely based on the negative evidence represented by a cumulative loss in the most recent three-year period caused by the significant loan loss provisions recorded during the period.  At December 31, 2012, pretax income in each of the four quarters in 2012 and for the year, the existence of taxes paid in 2012 and available for carry back in future years, applicable tax planning strategies and general economic conditions resulted in the conclusion that as of December 31, 2012, it is more likely than not that net deferred tax assets will be realized in future periods.

The income tax provision for 2011 includes a federal and state tax benefit of $736,000 due to an intra-period tax allocation between other comprehensive income and loss from continuing operations representing an out-of-period adjustment for an error that originated beginning in 2008 that was corrected during the quarter ended June 30, 2011.  The correction of the error was not material to the year ended December 31, 2011.  The impact of this error to all prior periods was not deemed to be material.

The significant components of the Company’s net deferred tax assets (liabilities) included in prepaid expenses and other assets are as follows at December 31, 2012 and 2011:

	December 31,
	2012	2011
	(In Thousands)
Gross deferred tax assets:
Excess book depreciation	$653	617
Compensation agreements	277	335
Restricted stock and stock options	935	1,252
Allowance for loan losses	12,316	13,113
Repurchase reserve for loans sold	357	—
Real estate owned write-downs	4,005	4,826
Interest recognized for tax but not books	1,609	1,169
Federal NOL carryforward	—	915
State NOL carryforward	817	1,563
Unrealized loss on impaired securities	—	841
Other	426	213
Total gross deferred tax assets	21,395	24,844
Valuation allowance	—	(21,270)
Deferred tax assets	21,395	3,574
Gross deferred tax liabilities:
Unrealized gain on securities available for sale, net	(1,834)	(1,228)
Mortgage servicing rights	(1,278)	—
FHLB stock dividends	(858)	(931)
Deferred loan fees	(639)	(859)
Deferred liabilities	(4,609)	(3,018)
Net deferred tax assets	$16,786	556

The Company had a Federal NOL carry forward of $3.0 million at December 31, 2011 which was fully utilized in 2012.  The Company has a non-sharable Wisconsin NOL carry forward of $17.5 million at December 31, 2012 generated by the community banking segment which will begin to expire in 2028.

Under the Internal Revenue Code and Wisconsin Statutes, the Company was permitted to deduct, for tax years beginning before 1988, an annual addition to a reserve for bad debts. This amount differs from the provision for loan losses recorded for financial accounting purposes. Under prior law, bad debt deductions for income tax purposes were included in taxable income of later years only if the bad debt reserves were used for purposes other than to absorb bad debt losses. Because the Company did not intend to use the reserve for purposes other than to absorb losses, no deferred income taxes were provided. Retained earnings at December 31, 2012 include approximately $16.7 million for which no deferred Federal or state income taxes were provided.  Deferred income taxes have been provided on certain additions to the tax reserve for bad debts.

The Company and its subsidiaries file consolidated federal and state tax returns. One subsidiary also files separate state income tax returns in certain states.  The Company is no longer subject to federal income tax examinations by tax authorities for years before 2010 and state income taxes for years before 2005.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
	(In Thousands)
Balance at January 1	$2,004	—
Increases related to prior year tax positions	13	1,526
Increases related to current year tax positions	2	478
Decreases related to prior year tax positions	(1,948)	—
Balance at December 31	$71	2,004

The Internal Revenue Service (IRS) commenced an examination of the Company’s income tax returns for 2005 through 2009 in the first quarter of 2010.  In the fourth quarter of 2011, the IRS proposed significant adjustments related to the Company’s deduction of expenses related to real estate owned and acquired through foreclosure, loan loss charge-offs and state tax deductions.  All of these significant proposed adjustments are timing differences which resulted in current tax expense offset by deferred tax benefit to be realized in future periods.  In the second quarter of 2012, a payment of $982,000 was made towards the proposed IRS adjustment.  Final settlement of interest due is still pending.

The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense.  During the year ended December 31, 2011, the Company recognized $241,000 in interest which was accrued for as of December 31, 2011.  The Company recognized no interest or penalties during the years ended December 31, 2012 and 2010.  The Company had an accrual for the payment of interest and penalties of $53,000 at December 31, 2012, $241,000 at December 31, 2011 and zero at December 31, 2010.